Financial instruments - Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ 4,069
Currency translation differences	(1,124)
Ending balance	471	$ 4,069
Unobservable inputs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	2,466	1,909
Net gains recognised in revenue	(191)	576
Purchases	310	271
Sales	(363)	(185)
Settlements	0	(125)
Recategorisations (net)	(127)	25
Currency translation differences	(58)	(5)
Ending balance	$ 2,037	$ 2,466